Stockholders’ (Deficit) Equity and Stock-Based Compensation - Restricted stock units, narrative (Details) - $ / shares	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2021
Executive Officers
Class of Stock [Line Items]
Liquidity Transaction, Percent of Aggregate Proceeds Received		2.00%
Restricted Stock Units
Class of Stock [Line Items]
Grants in period (in shares)		29,763,009
Vesting period		3 years
RSUs granted (in dollars per share)		$ 10.70
Restricted Stock Units | Executive Officers
Class of Stock [Line Items]
Grants in period (in shares)	10,500,000
Market-based RSUs | Plan
Class of Stock [Line Items]
Grants in period (in shares)		111,168
Service-based RSUs | Plan
Class of Stock [Line Items]
Grants in period (in shares)		1,349,591